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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

.

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

Registered Agent Solutions, Inc.

7288 Hanover Green Drive

Mechanicsville, VA 23111

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 338-3383 .

Date of fiscal year end:   6/30/18 .

Date of reporting period:   7/1/17 to 6/30/18 .

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2018 IS ATTACHED BELOW.

PFM Funds

Annual Report

June 30, 2018

pfm FUNDS

TABLE OF CONTENTS

Message from the Investment Manager	1

Report of Independent Registered Public Accounting Firm	2

Financial Highlights	3

Financial Statements	4

Notes to Financial Statements	8

PFM Funds Board of Trustees and Officers	13

Information About Fund Expenses	15

Other Fund Information	16

For further information on the PFM Funds, call 1-800-338-3383 or visit us online at www.pfmfunds.com

PFM Funds (the “Trust”) files its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2018 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Annual Report for PFM Funds (the “Trust”) for the fiscal year ended June 30, 2018. Safety of principal and liquidity remain our top priorities when managing the Trust’s Government Select Series (the “Fund”).

Economic Update

While the past 12 months saw turbulence at times, financial markets were remarkably stable and we continued to observe a pickup in economic growth. Several notable elements contributed to this favorable environment, such as improving labor markets, global expansion, adjustments to U.S. tax policy and multiple rate hikes priced in by the Federal Open Market Committee (“FOMC”).

The U.S. economy grew at a solid pace in the first half of 2018, marking the second longest period of expansion since the Great Recession.

The U.S. labor markets continued to strengthen as well, as unemployment fell to a 48-year low. An increase in corporate spending provoked modest wage growth, and hourly earnings – a key measure of wage growth – rose slightly over the past 12 months. During the past year, the economy also added, on average, about 200,000 jobs per month.

An improving labor market and gradual pickup in inflation prompted the Federal Reserve (the “Fed”) to raise rates three times in 2017 and again in March and June of 2018. June’s hike marked the seventh quarter-point move since December 2015. Fed inflation expectations also rose, as the core Personal Consumption Expenditures (“PCE”) price index inched closer to the Fed’s long-term inflation target of 2.00 percent. Additionally, the face of the Fed changed in early 2018 when Janet Yellen passed the chair seat to Jay Powell. Powell is on course to continue Yellen’s gradual approach to monetary tightening and balance sheet reduction.

The Trump administration’s first major legislative win came in December with significant adjustments to U.S. tax policy. Since then, the reform’s corporate tax cuts have generated a modest boost in economic growth. What remains to be seen is whether additional economic growth, over the longer term, will be enough to offset the increase to the budget deficit triggered by this legislation.

The Trump administration also imposed tariffs on steel and aluminum imports, causing trade tensions within the global markets. Various other geopolitical factors subjected global economies to high levels of risk throughout the year – specifically, threats from North Korea, Russia-NATO conflicts, North American Free Trade Agreement trade tensions and turmoil in the Middle East. Despite these uncertainties, there has been a consistent theme of synchronized economic growth among the global markets.

Across the board, the financial markets experienced strong returns over the past year. Equities soared, responding positively to emerging markets and developed countries (excluding the United States), and domestic fixed income bonds performed well, moved by a muted outlook for inflation and strong demand for credit-related bonds. Short-term U.S. Treasury note yields were substantially higher over the last 12 months compared to recent past years, reaching their highest levels since 2008, while long-term yields experienced little or no increases because of subdued inflation expectations. Although the yield curve initially steepened in early 2018, as longer-term rates moved up in response to a modest uptick in inflation expectations, the flattening trend ultimately resumed, retreating to post-recession tightening.

Fund Strategy

We employed active management in the Fund’s portfolio through the fiscal year ended June 30, 2018 to take advantage of opportunities present in the market. We strategically positioned the weighted average maturity of the portfolio ahead of anticipated FOMC rate hikes. This strategy enabled the Fund’s portfolio yield to quickly adjust higher after each rate hike. Floating rate securities were also an integral part of our strategy in this rising rate environment. As a result, the Fund’s yield rose over the year, generally in tandem with overall rises in short-term rates. We expect to maintain this maturity management strategy in coming months, balancing the opportunity for higher yields in longer-maturing investments with the goal of protecting the Fund’s net asset value when rates rise.

Given changing outlooks and market changes over the last 12 months, we are on alert for indicators showing the pace of rate hikes accelerating due to quickening economic activity or rising inflation — or diminishing due to rising risk. We stand ready to adjust our portfolio strategy in either case. As always, our primary objectives are to protect the value of the portfolio’s shares and to provide liquidity for investors. We will continue to work hard in pursuing these goals and focus on increasing investment yield after more than eight years of near-zero interest rates.

Respectfully,

PFM Asset Management LLC

June 30, 2018

PFM Funds Annual Report | June 30, 2018   1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of PFM Funds Government Select Series (the “Fund”) as of June 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at June 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PFM Funds investment companies since 1999.

Philadelphia, Pennsylvania

August 24, 2018

2   PFM Funds Annual Report | June 30, 2018

FINANCIAL HIGHLIGHTS

Government Select Series - Institutional Class

For a share outstanding throughout each period(1)

	Year Ended June 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.012	0.004	0.003	0.001	0.001
Total From Operations	0.012	0.004	0.003	0.001	0.001
Less: Distributions
Net Investment Income	(0.012)	(0.004)	(0.003)	(0.001)	(0.001)
Total Distributions	(0.012)	(0.004)	(0.003)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	1.18%	0.41%	0.30%	0.07%	0.08%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$907,484	$948,853	$1,555,873	$1,815,312	$2,052,845
Ratio of Expenses to Average Net Assets	0.23%	0.19%	0.16%	0.15%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.23%	0.20%	0.18%	0.18%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.18%	0.41%	0.28%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	1.18%	0.40%	0.26%	0.04%	0.07%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of money market funds that invest exclusively in the types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities and/or repurchase agreements that are collateralized fully by U.S. Government Securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of performance that Government Select Series would have achieved under its curent investment policies.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2018   3

STATEMENT OF NET ASSETS

Government Select Series

June 30, 2018

		Maturity	Face
Rate(1)		Date(2)	Amount	Value
Certificates of Deposit (13.77%)
BOFI Federal Bank
1.92%		7/2/18(3)	$31,000,000	$31,000,000
2.08%		7/2/18(3)	10,000,000	10,000,000
2.08%		7/2/18(3)	29,000,000	29,000,000
2.15%		7/2/18(3)	10,000,000	10,000,000
Customers Bank
2.40%		7/2/18(3)	30,000,000	30,000,000
2.40%		7/2/18(3)	15,000,000	15,000,000
Total Certificates of Deposit				125,000,000
Non-Negotiable Time Deposits (9.92%)
Citizens Bank
2.15%		7/2/18(3)	23,000,000	23,000,000
Santander Bank
2.10%		7/2/18(3)	67,000,000	67,000,000
Total Non-Negotiable Time Deposits				90,000,000
U.S. Government Agency & Instrumentality Obligations (59.44%)
Fannie Mae Notes
1.46%		7/27/18	10,000,000	9,995,831
Federal Farm Credit Banks Notes
2.11	%(4)	11/14/18	2,500,000	2,499,925
1.91	%(5)	4/15/19	15,000,000	14,998,812
1.93	%(6)	6/6/19	16,000,000	15,998,509
1.91	%(5)	8/8/19	20,000,000	19,998,008
1.93	%(7)	10/28/19	7,000,000	7,000,000
Federal Home Loan Bank Notes
1.89	%(8)	8/8/18	10,000,000	9,999,694
1.92	%(9)	10/10/18	50,000,000	50,000,000
1.91	%(10)	10/12/18	25,000,000	25,000,084
1.97	%(11)	10/22/18	15,000,000	14,999,963
1.94	%(8)	11/16/18	25,000,000	25,000,000
Federal Home Loan Bank Discount Notes
1.95%		9/5/18	35,000,000	34,875,709
1.94%		9/19/18	45,000,000	44,807,100
1.94%		9/26/18	25,000,000	24,883,517
Freddie Mac Notes
1.47%		7/27/18	8,000,000	7,996,479
1.93	%(12)	8/8/19	15,000,000	15,000,000
U.S. Treasury Bills
1.98%		10/18/18	70,000,000	69,584,589
U.S. Treasury Notes
1.95%		8/31/18	40,000,000	39,969,608
1.85%		10/1/18	82,000,000	81,902,415
2.09%		10/31/18	25,000,000	24,889,309
Total U.S. Government Agency & Instrumentality Obligations				539,399,552

The accompanying notes are an integral part of these financial statements.

4    PFM Funds Annual Report | June 30, 2018

STATEMENT OF NET ASSETS

Government Select Series

Year Ended June 30, 2018

	Maturity	Face
Rate(1)	Date(2)	Amount	Value
Repurchase Agreements (16.67%)
Barclays Capital Inc.
2.05%	7/2/18	$50,000,000	$50,000,000
(Dated 6/29/18, repurchase price $50,008,542, collateralized by: Fannie Mae securities, 2.37% to 4.375%, maturing 10/1/18 to 11/1/45, market value $24,332,341; and Freddie Mac securities, 2.321% to 4.109%, maturing 3/1/31 to 3/1/47, market value $26,676,372)
Goldman Sachs
1.89%	7/7/18(13)	50,000,000	50,000,000
(Dated 6/14/18, repurchase price $50,105,000, collateralized by: Fannie Mae securities, 2.50% to 5.50%, maturing 11/1/30 to 4/1/46, market value $42,273,665; and Freddie Mac securities, 2.50% to 6.00%, maturing 10/1/25 to 12/1/45, market value $8,774,530)
Merrill Lynch Pierce Fenner & Smith Inc.
2.10%	7/2/18	51,300,000	51,300,000
(Dated 6/29/18, repurchase price $51,308,978, collateralized by: Fannie Mae securities, 3.50%, maturing 7/1/33, market value $13,502,187; and Freddie Mac discount securities, maturing 6/1/48 , market value $38,823,813)
Total Repurchase Agreements			151,300,000
Total Investments (99.80%) (Amortized Costs $905,699,552)			905,699,552
Other Assets in Excess of Other Liabilities (0.20%)(14)			1,784,033
Net Assets (100.00%)			$907,483,585
Net Assets Consist of:
Institutional Class Shares (applicable to 907,483,585 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			$907,483,585

(1)	Yield-to-maturity at original cost, unless otherwise noted. For adjustable rate instruments, represents rate in effect on the report date.

(2)	Actual maturity dates, unless otherwise noted.
(3)	Guaranteed by Federal Home Loan Bank Letter of Credit and subject to put with 1 day notice.
(4)	Floating rate instrument based on U.S. Treasury 3-month bill + 0.20%.
(5)	Floating rate instrument based on daily federal funds.
(6)	Floating rate instrument based on daily federal funds + 0.02%.
(7)	Floating rate instrument based on daily federal funds + 0.015%.
(8)	Floating rate instrument based on 1 month USD LIBOR + 0.145%.
(9)	Floating rate instrument based on 1 month USD LIBOR + 0.13%.
(10)	Floating rate instrument based on 1 month USD LIBOR + 0.135%.
(11)	Floating rate instrument based on 1 month USD LIBOR + 0.11%.
(12)	Floating rate instrument based on 1 month USD LIBOR + 0.10%.
(13)	Subject to put with 7 day notice.
(14)	Includes fees payable to PFM Asset Management LLC of $139,785, redemptions payable of $53,404 and subscriptions received in advance of $172,363. There were no fees payable to the Trust’s Independent Trustees at June 30, 2018.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2018   5

STATEMENT OF OPERATIONS

Government Select Series

Year Ended June 30, 2018

Investment Income
Interest Income	$13,215,460
Expenses
Investment Advisory Fees	666,762
Administrative Fees	190,503
Transfer Agent Fees
Institutional Class	693,441
Colorado Investors Class	60,000
Custody Fees	22,691
Cash Management Fees:
Institutional Class	50,680
Colorado Investors Class	931
Audit Fees	39,140
Legal Fees	248,691
Trustee Fees and Expenses	45,364
Insurance Premiums	59,795
Registration Fees	40,508
Other Expenses	19,899
Total Expenses	2,138,405
Less Expenses Paid Indirectly	(10,882)
Net Expenses	2,127,523
Net Investment Income	11,087,937
Net Realized Gain on Sale of Investments	648
Net Increase in Net Assets Resulting from Operations	$11,088,585

The accompanying notes are an integral part of these financial statements.

6    PFM Funds Annual Report | June 30, 2018

STATEMENT OF CHANGES IN NET ASSETS

Government Select Series

	Year Ended	Year Ended
	June 30,	June 30,
	2018	2017
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$11,087,937	$10,197,513
Net Realized Gain on Sale of Investments	648	14,272
Net Increase in Net Assets	11,088,585	10,211,785
Distributions
Net Investment Income, Inclusive of Net Realized
Gain on Sale of Investments:
SNAP Fund Class	-	(4,909,195)
Institutional Class	(10,260,249)	(4,221,022)
Colorado Investors Class	(828,336)	(1,081,568)
Total Distributions	(11,088,585)	(10,211,785)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class	-	1,573,309,422
Institutional Class	9,948,004,858	14,759,430,490
Colorado Investors Class	418,178,552	606,878,990
Redeemed:
SNAP Fund Class	-	(4,545,564,446)
Institutional Class	(9,999,634,758)	(15,370,671,668)
Colorado Investors Class	(650,025,750)	(753,860,885)
Distributions Reinvested:
SNAP Fund Class	-	4,909,195
Institutional Class	10,260,249	4,221,022
Colorado Investors Class	828,336	1,081,568
Net Decrease from Capital Share Transactions	(272,388,513)	(3,720,266,312)
Total Decrease in Net Assets	(272,388,513)	(3,720,266,312)
Net Assets
Beginning of Year	1,179,872,098	4,900,138,410
End of Year(1)	$907,483,585	$1,179,872,098

(1) There was no undisbributed (overdistributed) net investment income at the end of the current or prior reporting period.

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2018   7

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986. On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds. The Trust is currently comprised of one investment portfolio, interests in which are represented by a separate series of shares of the Trust: Government Select Series (previously known as Prime Series).

Government Select Series (the “Fund”) is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities, and shares of other government money market funds. Prior to October 3, 2016, the Fund invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities.

The Fund currently offers Institutional Class shares (“Institutional Class”). The Fund previously offered SNAP® Fund Class shares (“SNAP Fund Class”) and Colorado Investors Class shares (“Colorado Investors Class”), however, the Board approved the termination of the SNAP Fund Class, effective March 1, 2017, and the termination of the Colorado Investors Class, effective June 1, 2018.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost and market values of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses are allocated to the classes of the Fund based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of the Fund, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	The Fund invests in repurchase agreements secured by U.S. Government Securities. Collateral for repurchase agreements is held by the Fund’s custodian bank until maturity of the repurchase agreement. The Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. These disclosures are included within the Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by the Fund at June 30, 2018 is $151,300,000 and they are collateralized by $154,382,908 of non-cash collateral.

8	PFM Funds Annual Report | June 30, 2018

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute to its shareholders all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2018, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

C.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

D.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2. There were no transfers between levels during the year ended June 30, 2018.

E.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Fund.

The investment advisory fees payable by the Fund under its investment advisory agreement with PFM are calculated at the following annual percentage rates of the Fund’s average daily net assets:

Fund Average Daily Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

The administration fees payable by the Fund under its administration agreement with PFM are calculated at the annual rate of 0.02% of the average daily net assets of the Fund.

PFM Funds Annual Report | June 30, 2018   9

The transfer agency fees payable by the Institutional Class of shares of the Fund under its transfer agent agreement with PFM are calculated at the annual rate of 0.08% of the average daily net assets of the Institutional Class. The transfer agency fees payable by the former Colorado Investors Class of shares of the Fund under its transfer agent agreement with PFM were calculated at the annual rate of 0.07% of the average daily net assets of the Colorado Investors Class prior to its termination effective June 1, 2018.

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement with PFM, on behalf of the Fund (the “Fee Reduction Agreement”) pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by the Fund, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any class of the Fund for the preceding calendar month has been less than 1.00% per annum. Pursuant to the Fee Reduction Agreement, if PFM has reduced its fees as contemplated by that agreement, the Fund will be obligated to pay PFM, upon PFM’s request, the amount of any fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the class of the Fund making the payment was in excess of 1.00% per annum for the calendar month preceding the payment, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by the respective class of the Fund to PFM under its agreements with the Trust, as in effect on the effective date of the Fee Reduction Agreement; and (ii) any fees reduced pursuant to the Fee Reduction Agreement may only be paid to PFM during the three-year period following the calendar month to which they relate.

The Fee Reduction Agreement terminated July 1, 2014, when the current investment advisory agreement became effective. In order to maintain in effect the fee reduction arrangements under the Fee Reduction Agreement, PFM and the Trust entered into a Fee Deferral Agreement on behalf of the Fund (the “Fee Deferral Agreement”). The Fee Deferral Agreement is the same in all material respects as the Fee Reduction Agreement. At such time, PFM and the Trust also entered into a fee waiver agreement relating to the Fund that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the Institutional Class, the former Colorado Investors Class and the former SNAP Fund Class of the Fund will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any fees waived by PFM pursuant to this agreement, including fees waived pursuant to the SNAP Agreement, are not recoverable by PFM under the Fee Deferral Agreement. The Fee Deferral Agreement expired June 30, 2016. Through June 30, 2018 there were no fees waivers which were restored under the Fee Reduction Agreement or Fee Deferral Agreement and as of that date no previous fee waivers remain recoverable under those agreements.

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Institutional Class of the Fund to bear certain expenses in connection with the distribution of its shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. No fee is payable by the Fund to the Distributor; however, the Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of the Institutional Class shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund attributable to shares of the Institutional Class in any year. Payments made under the Distribution Plan shall be made only as determined from time to time by the Board. For the year ended June 30, 2018, there were no expenses paid by the Institutional Class pursuant to the Distribution Plan.

The Trust pays fees to its Independent Trustees and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other expenses. During the year ended June 30, 2018, cash management fees payable by the Fund were reduced by $10,882 as a result of earnings credits from cash balances maintained with its depository bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

F.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures of its investment portfolio as of June 30, 2018 have been provided for the information of shareholders.

10  PFM Funds Annual Report | June 30, 2018

Credit Risk

The Fund’s investment policies are outlined in the Prospectus and are further described in the Statement of Additional Information. The Fund may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. The Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. As of June 30, 2018, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	%
AA+	36.6%
A-1+	39.5%
Exempt(1)	23.9%

(1)	Represents investments in U.S. Treasury securities, or repurchase agreements collateralized by U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at June 30, 2018.

Concentration of Credit Risk

The Fund may not purchase any security if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of U.S. Government Securities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than U.S. Government Securities or shares of another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by U.S. Government Securities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectus). The Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 5% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the outstanding shares of the other investment company. The Fund may not purchase illiquid investments if, as a result of such purchase, more than 5% of its total net assets would be invested in illiquid investments. Such investments include: (i) restricted investments (i.e., those that cannot, for legal reasons, be freely sold); (ii) repurchase agreements maturing in more than seven days and not terminable before that time; and (iii) other investments which are not readily marketable.

The Fund’s investments at June 30, 2018 included the following issuers which individually represented greater than 5% of the total assets of the Fund:

Issuer	%
Barclays Capital Inc.(1)	5.5%
BOFI Federal Bank(2)	8.8%
Goldman Sachs(1)	5.5%
Federal Farm Credit Banks Notes	6.7%
Federal Home Loan Banks	25.3%
Merrill Lynch Pierce, Fenner, & Smith, Inc.(1)	5.7%
Santander Bank(2)	7.4%
U.S. Treasury	23.8%

(1)	These issuers are counterparties to repurchase agreements entered into by the Fund. These repurchase agreements are fully collateralized by U.S. Government Securities.
(2)	Guaranteed by Federal Home Loan Bank Letter of Credit.

PFM Funds Annual Report | June 30, 2018 11

Interest Rate Risk

The Fund’s investment policy seeks to limit exposure to market value fluctuations due to changes in interest rates by: (i) requiring that the Fund maintain a dollar-weighted average maturity of not greater than sixty days; and (ii) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less. The dollar-weighted average maturity of the investment portfolio of the Fund at June 30, 2018 was 36 days. The value and weighted average maturity of the types of investments held by the Fund at June 30, 2018 are as follows:

Type of Investments	Value	Maturity
Cash and Cash Equivalents	$847,343	1	Day
Certificates of Deposit	125,000,000	2	Days
Non-Negotiable Time Deposit	90,000,000	2	Days
U.S. Government Agency Discount Notes	104,566,326	78	Days
U.S. Government Agency Notes	218,487,305	10	Days
U.S. Treasury Bills	69,584,589	109	Days
U.S. Treasury Notes	146,761,332	90	Days
Repurchase Agreements	151,300,000	4	Days
Total	$906,546,895

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (i) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (ii) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; (iii) for instruments subject to demand features, the effective maturity is assumed to be the period remaining until the principal amount of the security may be recovered through the demand feature; and (iv) the effective maturity of cash and cash equivalents is assumed to be one day.

12  PFM Funds Annual Report | June 30, 2018

PFM FUNDS BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Each Trustee serving on the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until a successor is selected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the Board, subject to restrictions imposed by the 1940 Act, which are described in the Statement of Additional Information.

The following table sets forth information about the Trust’s Trustees and Officers.

INDEPENDENT TRUSTEES

Name, Position Held with Trust, (Served	Principal Occupation(s) During the Past Five Years (Number of Portfolios in
Since), Birthyear, Other Directorships Held	Fund Complex Overseen by Independent Trustee)
Michael P. Flanagan Trustee (2008), Chairman of the Board (2018) Birthyear: 1949 Other directorships: None	Retired. State Superintendent of Education, State of Michigan, 2005 to 2016; (1)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (1)

Brian M. Marcel Trustee (2008), Chairman of the Nominating and Governance Committee (2018) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (1)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995-2012) Birthyear: 1946 Other directorships: None	Retired. Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (1)

Mr. Robert R. Sedivy, former Independent Trustee and Chairman of the Board, retired at the conclusion of the Board meeting on August 22, 2018, at which time Mr. Flanagan became Chairman of the Board and Mr. Marcel became Chairman of the Nominating and Governance Committee.

PFM Funds Annual Report | June 30, 2018   13

OFFICERS AND AFFILIATED TRUSTEES

Name, Position Held with Trust, (Served Since),	Principal Occupation(s) During the Past Five Years (Number of Portfolios in
Birthyear, Other Directorships Held	Fund Complex Overseen by Affiliated Trustee)
Martin P. Margolis Trustee (1996) & President (2008) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC, 2009 to present; (1)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary, PFM Fund Distributors, Inc., 2001 to present

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011

Through September 30, 2018, each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) received from the Trust an annual retainer of $4,000 plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. The Chairman of the Board receives an additional $1,500 annual retainer and the Chairman of each committee of the Board received an additional $1,000 annual retainer. Effective October 1, 2018, the annual retainer each Independent Trustee receives increased from $4,000 to $6,000 and the annual retainer paid to the Chair of each committee increased from $1,000 to $1,250. The Trust does not pay retirement or pension benefits to any of its officers or Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. For the year ended June 30, 2018, total fees paid to the Independent Trustees were $35,250.

The Trust has previously established an Advisory Board; however at June 30, 2018 there were no members of the Advisory Board. Members of the Advisory Board do not receive compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee functions are: to oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and to undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met three times during the year ended June 30, 2018.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met twice during the year ended June 30, 2018.

The mailing address of each Trustee and Officer is 213 Market Street, Harrisburg, PA 17101.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers, and is available, without charge, upon request by calling (800) 338-3383.

14   PFM Funds Annual Report | June 30, 2018

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Fund does not charge its shareholders transaction-based fees; however, as with all mutual funds, the Fund does incur operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2018. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Fund

for the Six Months Ended June 30, 2018

Based on Actual Fund Expenses and Returns	Beginning Account Value	Ending Account Value	Expenses Paid per $1,000 During Period(1)
Government Select Series-Institutional Class	$1,000.00	$1,007.20	$1.05

Based on Actual Fund Expenses and a Hypothetical 5% Return
Government Select Series-Institutional Class	$1,000.00	$1,023.75	$1.05

(1)	Expenses are equal to the annualized expense ratio of 0.21% for the Institutional Class during the most recent fiscal half-year, multiplied by the average account value over the period, multiplied by 181 days in the period then divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge its shareholders transaction-based fees; however, other funds to which the Fund is compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

PFM Funds Annual Report | June 30, 2018   15

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Funds’ Investment Advisory Agreements

At a meeting held in person on June 28, 2018, the Trust’s Board, including a majority of the Trust’s Independent Trustees, unanimously approved the renewal of the investment advisory agreement between the Trust, on behalf of the Fund, and PFM (the “Advisory Agreement”) for an additional annual period. In making its determination, the Board considered information furnished throughout the year in connection with its regular meetings, as well as materials furnished specifically for purposes of the Board’s evaluation of the proposal to renew the Advisory Agreement. In connection with their deliberations, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Although attention was given by the Trustees to all information furnished, no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The following discussion notes the primary considerations relevant to the Board’s deliberations and determinations.

Nature, Scope and Quality of Services. The Board considered the nature, scope and quality of services provided by PFM pursuant to the Advisory Agreement. In this regard, the Board considered the structure and capabilities of PFM, including technology and operational support, which support the services provided to the Trust and the Fund, as well as the experience and qualifications of PFM personnel providing services to the Trust. It also considered PFM’s research and portfolio management capabilities, its strong focus on credit review and analysis, and its administrative and compliance infrastructure, including PFM’s ability to provide all necessary administrative, transfer agency and other services to the Fund. The Board noted its overall satisfaction with the quality of services provided by PFM and concluded that the Fund was receiving all services required to be provided under the Advisory Agreement and that such services were of very high quality.

Comparative Fees and Expenses. The Board considered the advisory fee and expenses of the Fund compared to the average and median advisory fees and expenses of a peer group of institutional government money market funds and to the fees and expenses of local government investment pools (“LGIPs”) managed by PFM. It was noted that the advisory fee of the Fund was lower than the average and median advisory fees of peer group money market funds and was among the lowest advisory fees payable by LGIPs managed by PFM. It was also noted that, for the twelve months ended March 31, 2018, the expense ratio of the Institutional Class of shares of the Fund was lower than both the average and median expense ratios of the peer group funds. The Board concluded, based on its review, that it was satisfied with the investment advisory fee payable by the Fund.

Investment Performance. The Board considered the investment performance of the Fund and evaluated the Fund’s performance as compared to performance information for: (i) relevant benchmark indices of money market instruments; (ii) PFM managed LGIPs; and (iii) indices of institutional money market funds and LGIPs. The Board noted that the investment performance of the Institutional Class of shares of the Fund was, on a gross basis, superior to: (i) the average performance of institutional U.S. government money market funds as reported by iMoneyNet for 2017 and the first quarter of 2018; and (ii) the average performance of LGIPs included in the S&P Rated Government Investment Pool Index/Government (“S&P Government LGIP Index”) for 2017 and the first quarter of 2018. The Board also took note of the fact that, on a net basis (after fees and expenses) the investment performance of the Institutional Class of the Fund: (i) exceeded the average performance of institutional U.S. government money market funds as reported by iMoneyNet, but was slightly lower than the average performance of LGIPs included in the S&P Government LGIP Index, for 2017; and (ii) exceeded the average performance of institutional U.S. government money market funds as reported by iMoneyNet, and was the same as the average performance of LGIPs included in the S&P Government LGIP Index, for the first quarter of 2018.

In considering the investment performance of the Fund on a net basis, the Board recognized that net performance had been adversely affected by the increase in the expense ratio of the Fund resulting from a decline in its total net assets and was not a result of the rates of fees payable to PFM by the Fund. The Board noted in this regard that both the rate of the investment advisory fee and the total rate of fees payable by the Fund to PFM are lower than the average and median rates of advisory fees and the average total rates of fees for advisory, administrative and transfer agent services payable by other institutional government money market funds as indicated by data reported by Broadridge Financial Solutions, Inc.

16   PFM Funds Annual Report | June 30, 2018

Economies of Scale. With regard to economies of scale, the Board noted that economies of scale in the costs of providing services are realized when a fund’s assets increase significantly. It determined that the current advisory fee rate, which is low in comparison to other institutional government money market funds, reflects a sharing with the Fund of the benefit of economies of scale previously realized by PFM when total net assets of the Fund and the Trust were greater than is presently the case. The Board determined, in this respect, that the Fund continues to benefit from this lower fee rate notwithstanding the decrease in the net assets of the Fund and the Trust, which has reduced PFM’s profitability with respect to the Fund.

Profitability to Adviser. The Board reviewed a profitability analysis which contained information relating to the estimated costs incurred by PFM in providing services to the Trust and the estimated profits realized by PFM from its relationship with the Trust for the one year periods ended December 31, 2015, December 31, 2016 and December 31, 2017 and for the three month period ended March 31, 2018. The Board reviewed and discussed the information contained therein, including the methodology used to allocate expenses for the purpose of the profitability analysis. It observed that, as a consequence of the transition of the Fund to a government money market fund in 2016 and the subsequent redemption of all shares of the SNAP Fund Class of shares of the Fund, the net assets of the Fund have significantly decreased, which has reduced the revenues PFM receives from the Fund and the profitability to PFM of its relationship to the Fund. Based on this review, the Board concluded that PFM’s profits from its relationship with the Fund are reasonable and that, given the investment performance of the Fund and superior service levels and quality, the profits realized by PFM from its relationship with the Trust and the Fund have not been excessive. The Board also determined that PFM does not receive any significant indirect benefits from its relationship with the Trust or the Fund and does not receive any “float” benefit in connection with transfers of funds in connection with purchases or redemptions of Fund shares.

General Conclusions. The Board determined that the services provided by PFM to the Trust and the Fund are of very high quality and concluded that it was very satisfied with the services provided by PFM and satisfied with the fees, expenses and investment performance of the Fund. Based upon the considerations and conclusions set forth above, and other factors deemed relevant, the renewal of the Advisory Agreement was unanimously approved by the Board and by a separate vote of the Independent Trustees.

PFM Funds Annual Report | June 30, 2018   17

Investment Adviser, Administrator &
Transfer Agent
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101

Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South
Minneapolis, Minnesota 55479

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public
Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

213 Market Street
Harrisburg, Pennsylvania 17101
1-800-338-3383

5350 • 7/18

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2018, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/18	6/30/17
(a) AUDIT FEES:	$39,140	$40,230

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULE OF INVESTMENTS IS INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 13. Exhibits.

(a)(1) THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED EFFECTIVE FEBRUARY 3, 2014 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/5/2018	.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/5/2018	.

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	9/5/2018	.

* Print the name and title of each signing officer under his or her signature.